Inventories - Summary of Inventories (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Text block 1 [Abstract]
Products	¥ 2,875,405	¥ 2,796,831
Work in process	486,552	496,471
Raw materials	1,013,621	1,117,950
Supplies and other	222,654	194,116
Total	¥ 4,598,232	¥ 4,605,368